FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INVESTMENTS
Summary of financial investments

	2025	2024

Financial assets measured at fair value through profit or loss	1,833,621	2,889,205
- Funds (*)	1,833,621	2,889,205
Financial assets carried at amortized cost	182,469	232,240
- Eurobonds (**)	182,469	232,240

	2,016,090	3,121,445

(*)Financial assets measured at fair value through profit or loss consists of mainly foreign currency based mutual funds which include government and private sector debt instruments and some venture capital investment funds (2024: Financial assets measured at fair value through profit or loss consists of mutual funds which include government and private sector debt instruments).

(**)Financial assets carried at amortized cost consists of eurobonds and the weighted average interest rate of debt instruments denominated in USD at 31 December 2025 are 6.80%. (2024: denominated in USD, 5.13%). There is a restriction on the financial asset until 6 February 2026 since they are used as collateral to a letter of credit issued by a financial institution on behalf of the Group.

Summary of movements of financial assets

NOTE 4 - FINANCIAL INVESTMENTS (Continued)

The movements of financial assets measured at fair value through profit or loss are as follows:

	2025	2024
Beginning of the period - 1 January	2,889,205	3,008,678
Purchase of financial investments	2,206,510	8,216,004
Change in fair value recognized in the statement of comprehensive income/(loss) (Note 18,19)	64,703	167,046
Foreign exchange gains	359,923	575,051
Sales of financial investments	(3,157,108)	(7,808,937)
Monetary loss	(529,612)	(1,268,637)
31 December	1,833,621	2,889,205

The movements of financial assets carried at amortized cost are as follows:

	2025	2024
Beginning of the period - 1 January	232,240	246,974
Purchase of financial investments	209,340	263,365
Foreign exchange gains	32,319	34,156
Change in interest accrual	13,097	2,194
Maturity of financial investments	(238,221)	(237,586)
Monetary loss	(66,306)	(76,863)
31 December	182,469	232,240